Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Other Intangible Assets
Gross Carrying Amount	$ 24,200	$ 12,600
Accumulated amortization	(3,200)	(2,560)
Net Carrying Amount	21,000	10,040
Nonamortizable and total intangible assets
Trademarks		16,304
Total other intangible assets	24,200	28,904
Total other intangible assets, net	21,000	26,344
Additional disclosures
Impairments	4,704	1,100
Aggregate amortization expense	640	600	600
Customer relationships
Other Intangible Assets
Gross Carrying Amount	12,000	12,000
Accumulated amortization	(3,000)	(2,400)
Net Carrying Amount	9,000	9,600
Additional disclosures
Aggregate amortization expense	600
Technology
Other Intangible Assets
Gross Carrying Amount	600	600
Accumulated amortization	(200)	(160)
Net Carrying Amount	400	440
Additional disclosures
Aggregate amortization expense	40
Trademarks
Other Intangible Assets
Gross Carrying Amount	11,600
Net Carrying Amount	$ 11,600